Non-operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 738	$ 859	$ 616
Interest income from available-for-sales securities			5
Interest income from bank deposits	184	267	314
Unrealized gain from marketable securities	891	1,401	1,999
Realized gain from sales of marketable securities	746	609	69
Rental income	1,455	1,111	839
Others	(130)	148	(154)
Non-operating income, net	$ 3,884	$ 4,395	$ 3,688